Deposits and Subordinated Debt - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 421,377
Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	373,128	$ 315,258
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	301,232
Canada | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	261,405	230,475
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	79,038
United States | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	70,619	50,542
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	41,107
Other Countries [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 41,104	$ 34,241